NATURE OF OPERATIONS AND SUMMARY OF ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Revenue	$ 38,060	$ 323,635	$ 238,172	$ 425,172	$ 1,777,945	$ 1,509,880
Nutrition supplement
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Revenue			61,668		503,049
Skin care product
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Revenue			130,190		630,796
Water purifier machine
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Revenue			41,799		556,600
Software
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Revenue			$ 4,515		86,320
Others
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Revenue					$ 1,180